Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Schedule Of Expenses
Schedule of Expenses

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	592,385	456,904	346,828
Superannuation	894	1,151	2,291
Corporate and Consultants	1,264,728	739,380	907,623
Finance Charges	695,312	359,031	142,065

Finance costs expensed	2,553,319	1,556,466	1,398,807